Other Liabilities	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Other Liabilities	Other Liabilities
The carrying amount of Other Liabilities for the years ended December 31, 2023 and 2022 is as follows:

	December 31, 2023	December 31, 2022
	(in thousands)
General trade and overhead liabilities*	$463,882	$530,204
Personnel related liabilities	385,499	395,862
Operating lease liabilities	36,414	43,657
Facility related liabilities	11,078	16,896
Other liabilities	13,532	12,852
Restructuring liabilities	4,951	5,512
Short term government grants	43	42
	$915,399	$1,005,025

*includes amounts due to third parties in respect of accrued reimbursable investigator expenses of $333.0 million at December 31, 2023 and $406.3 million at December 31, 2022.